Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Raw Materials And Consumables Used [Line Items]
Energy purchases	$ (864,863,454)	$ (835,284,742)	$ (747,646,603)
Fuel consumption	(231,176,489)	(230,944,415)	(231,028,169)
Transportation costs	(141,539,687)	(196,848,788)	(166,875,801)
Gas Sale costs	(34,332,998)	(74,998,608)	(80,477,713)
Other raw materials and consumables	(102,533,011)	(83,128,698)	(66,148,830)
Total	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)
Gas [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(149,734,219)	(134,127,365)	(140,145,010)
Oil [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(6,100,077)	(3,326,061)	(11,146,001)
Coal [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	$ (75,342,193)	$ (93,490,989)	$ (79,737,158)